DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 1,848,041
Proceeds from borrowings	971,570
Repayments of borrowings	(935,432)
Interest accrued and other	2,173
Translation differences	(80,171)
Total debt, ending balance	1,806,181
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	836,886
Proceeds from borrowings	10,074
Repayments of borrowings	(800,943)
Interest accrued and other	264
Translation differences	(8,222)
Total debt, ending balance	38,059
Bonds
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	497,614
Proceeds from borrowings	694,172
Repayments of borrowings	0
Interest accrued and other	1,731
Translation differences	0
Total debt, ending balance	1,193,517
Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	485,670
Proceeds from borrowings	232,520
Repayments of borrowings	(91,405)
Interest accrued and other	178
Translation differences	(70,687)
Total debt, ending balance	556,276
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	27,871
Proceeds from borrowings	34,804
Repayments of borrowings	(43,084)
Interest accrued and other	0
Translation differences	(1,262)
Total debt, ending balance	€ 18,329